ACQUIRED INTANGIBLE ASSETS, NET (Details 1) ¥ in Thousands	Sep. 30, 2019 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	¥ 1,356
2021	652
2022	580
2023	557
2024	545
Total	¥ 3,690